Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventories
Finished goods	¥ 123,672		¥ 524,568
Raw materials	7,229		64,520
Inventories	130,901	$ 18,979	589,088
Write-downs of inventories	¥ 179,694		¥ 89,071	¥ 0